Share-based compensation - Additional Information (Details) - shares									9 Months Ended
	Mar. 04, 2021	Mar. 04, 2020	Mar. 07, 2019	Apr. 04, 2018	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014	Sep. 30, 2022
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)									1,710,994
RSU's vested (in shares)									716,868
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)	610,691	549,020	560,000	1,719,733	205,519	37,797	5,595	22,118
Stock appreciation rights | Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)									3,710,473
RSUs forfeited (in shares)									5,779
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)									760,810
RSU's vested (in shares)									399,536